Document and Entity Information	12 Months Ended
Jun. 07, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2012
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Jun. 07, 2012
Document Effective Date	Jun. 07, 2012
Prospectus Date	Jun. 07, 2012